CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2021	Jan. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0		0	0
Preferred stock, shares outstanding (in shares)	0		0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	750,000,000	750,000,000	750,000,000	750,000,000
Common stock, shares issued (in shares)	100,674,000		44,461,000	30,800,000
Common stock, shares outstanding (in shares)	100,674,000		44,461,000	30,800,000